Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Profile

The table below shows debt maturity as cash flow in the upper part which is reconciled with reported debt in the last row. For a description of hedging instruments used as part of debt management, see the Financial Instruments section of Note 1 and Note 3.

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2016	2017	2018	2019	2020	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 3.9%)	$—	$105.0	$—	$268.0	$—	$1,042.0	$1,415.0	$1,415.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 2.4%)	41.9	—	—	—	—	—	—	41.9
Medium-term notes (Weighted average interest rate 1.6%)	—	77.8	—	—	—	—	77.8	77.8
Other long-term loans, incl. current portion (Weighted average interest rate 5.2%)	0.2	0.1	—	—	—	—	0.1	0.3

Total debt as cash flow, (incl. DRD1))	$42.1	$182.9	$—	$268.0	$—	$1,042.0	$1,492.9	$1,535.0

DRD adjustment	(2.5)	0.4	—	6.1	—	—	6.5	4.0

Total debt as reported	$39.6	$183.3	$—	$274.1	$—	$1,042.0	$1,499.4	$1,539.0

1) Debt Related Derivatives (DRD), i.e. the fair value adjustments to the carrying value of the underlying debt associated with hedging.